Share-Based Compensation Expense under 2009 Option Plan (Detail) (2009 Option Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ (12,376)	$ (8,927)	$ (16,183)
Cost of Sales
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	(58)	(40)
Research and Development Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	(2,495)	(1,013)	(1,652)
Selling and Marketing Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	(1,556)	(1,172)	(2,036)
General and Administrative Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ (8,267)	$ (6,702)	$ (12,495)